ACQUISITION OF WATERFILLZ (Detail Tatuals) - WATERFILLZ	1 Months Ended
	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CAD	Oct. 03, 2014 USD ($)	Oct. 03, 2014 CAD	Jun. 25, 2014 USD ($)	Jun. 25, 2014 CAD
Business Acquisition [Line Items]
Advance loan to acquiree			$ 42,034	CAD 53,309	$ 47,310	CAD 60,000
Loans bore interest rate			12.00%	12.00%	12.00%	12.00%
Total purchase price	$ 112,990	CAD 142,000
Acquired intangible assets	$ 107,420
Acquired intangible assets useful life	10 years
Registered trademarks
Business Acquisition [Line Items]
Acquired intangible assets	$ 78,214
Patents
Business Acquisition [Line Items]
Acquired intangible assets	21,818
Intellectual property
Business Acquisition [Line Items]
Acquired intangible assets	$ 7,388